SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Oct. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding number of shares	120,000
Options exercisable, weighted average remaining life in years	4 years 9 months 18 days
Options exercisable number of shares	90,000
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding exercise price | $ / shares	$ 0.52
Options outstanding number of shares	120,000
Options exercisable, weighted average remaining life in years	4 years 9 months 18 days
Options exercisable number of shares	90,000